Provision for Environmental Rehabilitation	12 Months Ended
Jun. 30, 2024
Provision For Environmental Rehabilitation [Abstract]
Provision for Environmental Rehabilitation	Provision for environmental rehabilitation
Accounting policy
Estimated long-term environmental obligations, comprising pollution control, rehabilitation and mine closure, are based on the group’s environmental management plans in compliance with current technological, environmental and regulatory requirements.

Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. The present value of environmental disturbances created is capitalised to mining assets against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in the income statement. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, impairment is assessed in accordance with the accounting policy dealing with impairments of non-financial assets (refer to note 2.5). Rehabilitation projects undertaken included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control pollution is charged against income as incurred. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset.

Critical accounting estimates and judgements
Significant judgement is applied in estimating the ultimate rehabilitation cost that will be required in future to rehabilitate the group’s mines, related surface infrastructure and tailings dams. Ultimate cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

%	2024	2023	2022
South African operations
Inflation rate
– short term (Year 1)	5.83	6.59	6.55
– short term (Year 2)	5.68	5.65	5.20
– medium term (Year 3)[1]	5.64	5.68	n/a
– long term (Year 3 onwards)[1]	n/a	n/a	5.50
– long term (Year 4 onwards)[1]	5.64	5.64	n/a
Discount rates[2]
– 12 months	9.00	9.30	5.50
– one to five years	—	9.20	8.30
– two to four years	9.20	—	—
– five to seven years	10.90	—	—
– six to nine years	—	10.60	9.90
– ten years or more	12.00	12.10	10.90
– fifteen years or more	12.60	—	—
– twenty years or more	12.70	—	—
PNG operations
Inflation rate	4.74	4.84	5.33
Discount rate	10.33	9.33	8.45
1    In 2023, management refined the approach for applying inflation rate assumptions in the calculation.
2    In 2024, the grouping of the discount rates were updated to reflect the changes in the concentration of the lives of group’s mines.

The group’s mining and exploration activities are subject to extensive environmental laws and regulations. The group has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.
24    Provision for environmental rehabilitation continued
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	5 473	5 013
Change in estimate – Balance sheet[1]	(531)	(111)
Change in estimate – Income statement	3	32
Utilisation of provision	(117)	(120)
Time value of money and inflation component of rehabilitation costs	486	483
Translation	(159)	176
Balance at end of year	5 155	5 473
[1] The majority of the change in 2024 relates to the inclusion of the deepening project for Mponeng in its life of mine plan. This increased the number of years and together with higher discount rates resulted in a significant decrease in the net present value of the liability. In 2023, there were no significant changes other than an increase in discount rates.

The environmental provision for PNG amounts R1 446 million (2023: R1 478 million) and is unfunded due to regulations in the operating country.

While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2024	2023
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	8 387	7 930
Amounts invested in environmental trust funds (refer to note 15)	(6 030)	(5 673)
Total future net undiscounted obligation	2 357	2 257

The group is required to adhere to the National Environmental Act's (NEMA) financial provision requirements. They are also required to substantively review and align their financial provision in accordance with these regulations during the relevant transitional period, which has now been extended with no firm date given. The group intends to finance the ultimate rehabilitation costs from the money invested in environmental trust funds as well as the proceeds on the sale of assets and gold from plant clean-up at the time of mine closure. The group has guarantees in place, some cash-backed, relating to some of the environmental liabilities. Refer to notes 15 and 36.